Cover	May 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2023
Entity File Number	000-49728
Entity Registrant Name	JETBLUE AIRWAYS CORPORATION
Entity Central Index Key	0001158463
Entity Tax Identification Number	87-0617894
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	27-01 Queens Plaza North
Entity Address, City or Town	Long Island City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	JBLU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false